Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Instruments
Schedule of fair value of financial instruments measured on a recurring basis

	As of December 31, 2022
Description	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$35,837,309	$35,837,309	—	—

Schedule of change in fair value, as determined by Level 3 inputs, for all assets and liabilities using unobservable Level 3 inputs

	Pelican	Elusys
	Contingent	Contingent
	Consideration	Consideration
Balance at December 31, 2020	$2,912,515	$—
Change in fair value	430,000	—
Balance at December 31, 2021	$3,342,515	$—
Acquisition of Elusys	—	39,853,685
Payment of receivable consideration	—	(20,784,571)
Payment of inventory consideration	—	(4,735,000)
Payment of deferred cash consideration	—	(2,000,000)
Change in fair value	(3,342,515)	(109,500)
Reclassification to discontinued operations	—	(12,224,614)
Balance at December 31, 2022	$—	$—

Schedule of fair value inputs

	As of December 31, 2022
	Valuation	Significant	Weighted Average
	Methodology	Unobservable Input	(range, if applicable)

Elusys Revenue earn-out	Discounted cash flow analysis	Timing of expected payments	2025-2036
		Discount rate	24.5%
		Future revenue projections	$325.9 million

Elusys Contract deferred consideration	Discounted cash flow analysis	Timing of expected payments	2023
		Discount rate	15.5%
		Future revenue projections	$7.6 million

As of December 31, 2021
	Valuation	Significant	Weighted Average
	Methodology	Unobservable Input	(range, if applicable)

Contingent Consideration	Probability weighted income approach	Milestone dates	2022-2031
		Discount rate	7.51%
		Probability of occurrence	4.9% to 75%

	December 31, 2022		December 31, 2021
Current stock price	$0.81		$3.04
Estimated volatility of future stock price	80.94%		133.13%
Risk free interest rate	4.75%		0.55%
Contractual term	0.90	years	1.90	years